LOANS AND BORROWINGS - Non-current (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of non-current loans and borrowings [line items]
Loans	¥ 3,685		¥ 2,923
Notes	132,467		130,556
Total	¥ 136,152	$ 19,557	133,479
Long-term loans and borrowings [member] | For Tangguh LNG Project [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate basis	LIBOR
Final maturity	through to 2021
Loans	¥ 84		305
Notes	0		0
Total	¥ 84		305
Long-term loans and borrowings [member] | For Tangguh LNG Project [member] | Minimum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis	0.19%	0.19%
Long-term loans and borrowings [member] | For Tangguh LNG Project [member] | Maximum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis	0.335%	0.335%
Long-term loans and borrowings [member] | For Tangguh LNG III Project [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate basis	LIBOR
Final maturity	from 2021 to 2029
Loans	¥ 2,866		1,618
Notes	0		0
Total	¥ 2,866		1,618
Long-term loans and borrowings [member] | For Tangguh LNG III Project [member] | Minimum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis	1.37%	1.37%
Long-term loans and borrowings [member] | For Tangguh LNG III Project [member] | Maximum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis	3.45%	3.45%
Long-term loans and borrowings [member] | For Arctic LNG 2 Project [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate basis	EURIBOR
Final maturity	in 2026
Loans	¥ 735		0
Notes	0		0
Total	¥ 735		0
Long-term loans and borrowings [member] | For Arctic LNG 2 Project [member] | Minimum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis	0.70%	0.70%
Long-term loans and borrowings [member] | For Arctic LNG 2 Project [member] | Maximum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis	0.76%	0.76%
Long-term loans and borrowings [member] | General loans [member] | CUCBM [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate	4.275%	4.275%
Final maturity	in 2020
Loans	¥ 0		1,000
Notes	0		0
Total	0		1,000
Long-term loans and borrowings [member] | Notes [member]
Disclosure of non-current loans and borrowings [line items]
Loans	0		0
Notes	132,467		130,556
Total	¥ 132,467		¥ 130,556